Note 15 - Stock-based Compensation (Details Textual) - USD ($)		12 Months Ended
	Mar. 03, 2021	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)		$ 5.80	$ 24.74
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total		$ 1,800,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)		1 year 9 months 18 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value		$ 1,700,000	$ 2,400,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period, Intrinsic Value		$ 0	$ 5,700
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)		117,022
The 2020 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)		342,827
The 2020 Equity Incentive Plan [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares (in shares)			0
The 2020 Equity Incentive Plan [Member] | Executive Officer [Member] | Performance Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)	$ 1.88
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	1,270,000